Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Income Tax Expense

	Years ended December 31,
	2016	2015	2014
		(In thousands)
Income (loss) from continuing operations before taxes:
United States operations	$(25,615)	$(6,924)	$14,042
Foreign operations	152,076	46,864	67,504
Income from continuing operations before taxes	$126,461	$39,940	$81,546
Income tax expense (benefit):
Currently payable
United States federal	$2,981	$—	$6,701
United States state and local	(1,038)	1,789	1,617
Foreign	26,906	17,317	16,592
	28,849	19,106	24,910
Deferred
United States federal	(27,677)	(23,709)	(9,662)
United States state and local	(3,139)	(2,257)	(746)
Foreign	782	(19,708)	(7,388)
	(30,034)	(45,674)	(17,796)
Income tax expense (benefit)	$(1,185)	$(26,568)	$7,114

Effective Income Tax Rate Reconciliation from Continuing Operations

	Years Ended December 31,
	2016	2015	2014
Effective income tax rate reconciliation from continuing operations:
United States federal statutory rate	35.0%	35.0%	35.0%
State and local income taxes	(0.9)%	(2.6)%	0.8%
Impact of change in tax contingencies	2.4%	(4.2)%	(7.1)%
Foreign income tax rate differences	(14.0)%	(8.4)%	(17.6)%
Impact of change in deferred tax asset valuation allowance	(7.3)%	(28.6)%	4.7%
Impact of change in legal entity tax status	(5.5)%	—%	—%
Impact of non-taxable interest income	(4.9)%	(15.6)%	(9.2)%
Domestic permanent differences & tax credits	(5.7)%	(42.1)%	2.1%
	(0.9)%	(66.5)%	8.7%

Components of Deferred Income Tax Balances

	December 31,
	2016	2015
	(In thousands)
Components of deferred income tax balances:
Deferred income tax liabilities:
Plant, equipment, and intangibles	$(179,229)	$(203,736)
Deferred income tax assets:
Postretirement, pensions, and stock compensation	35,500	32,831
Reserves and accruals	22,795	44,345
Net operating loss and tax credit carryforwards	245,135	231,892
Valuation allowances	(104,771)	(117,071)
	198,659	191,997
Net deferred income tax asset (liability)	$19,430	$(11,739)

Summary of Net Operating Loss Carryforwards

Net Operating Loss Carryforwards
(In thousands)
France	$233,507
United States - various states	169,179
Luxembourg	25,033
Japan	23,651
Australia	12,819
Germany	12,686
Netherlands	8,999
Other	40,369
Total	$526,243

Summary of Tax Credit Carryforwards

Tax Credit Carryforwards
(In thousands)
United States	$95,181
Canada	17,282
Total	$112,463

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2016	2015
	(In thousands)
Balance at beginning of year	$7,293	$10,057
Additions based on tax positions related to the current year	507	544
Additions for tax positions of prior years	2,675	638
Reductions for tax positions of prior years - Settlement	—	(3,765)
Reduction for tax positions of prior years - Statute of limitations	(1)	(181)
Balance at end of year	$10,474	$7,293